Note 21 - Subsequent Event (Details Textual) shares in Thousands, $ in Millions, $ in Millions			12 Months Ended
	Feb. 12, 2019 USD ($) shares	Feb. 12, 2019 CAD ($) shares	Jan. 31, 2019 shares	Jan. 31, 2018 shares	Jan. 31, 2017 shares
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			46	757
Subsequent Event [Member] | Visual Compliance [Member]
Business Combination, Consideration Transferred, Total	$ 250	$ 330
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	300	300